Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

July 19, 2021

Morgan Stanley Institutional Fund Trust

Supplement dated July 19, 2021 to the Morgan Stanley Institutional Fund Trust Summary Prospectus, Prospectus and Statement of Additional Information dated January 29, 2021

Senior Loan Portfolio (the "Fund")

Effective immediately, the sections of the Summary Prospectus entitled "Fund Management—Portfolio Managers" and Prospectus entitled "Fund Summary—Senior Loan Portfolio—Fund Management—Portfolio Managers" are hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Jack Cimarosa	Executive Director	Since Inception
Richard Lindquist	Managing Director	Since Inception

Effective immediately, all references to the portfolio managers of the Fund in the Prospectus and Statement of Additional Information are hereby revised accordingly.

Please retain this supplement for future reference.

  IFTSLPMREMOVESUMPROPSPT 7/21